UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the period ended February 28, 2025:
  John Hancock Lifestyle Blend Aggressive Portfolio
  John Hancock Lifestyle Blend Balanced Portfolio
  John Hancock Lifestyle Blend Conservative Portfolio
  John Hancock Lifestyle Blend Growth Portfolio
  John Hancock Lifestyle Blend Moderate Portfolio

John Hancock Lifestyle Blend Moderate Portfolio
Class 1/JLMOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)	$21	0.42%
Fund Statistics
Fund net assets	$429,076,356
Total number of portfolio holdings	34
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	47.7%
Fixed income	25.8%
Equity	21.9%
Unaffiliated investment companies	44.9%
Fixed income	26.0%
Equity	18.9%
U.S. Government and Agency obligations	7.4%
U.S. Government	7.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278746

4072SA-1
2/25
4/25

John Hancock Lifestyle Blend Moderate Portfolio
Class A/JABKX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class A/JABKX)	$39	0.78%
Fund Statistics
Fund net assets	$429,076,356
Total number of portfolio holdings	34
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	47.7%
Fixed income	25.8%
Equity	21.9%
Unaffiliated investment companies	44.9%
Fixed income	26.0%
Equity	18.9%
U.S. Government and Agency obligations	7.4%
U.S. Government	7.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278746

4072SA-A
2/25
4/25

John Hancock Lifestyle Blend Moderate Portfolio
Class R6/JLMRX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)	$19	0.37%
Fund Statistics
Fund net assets	$429,076,356
Total number of portfolio holdings	34
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	47.7%
Fixed income	25.8%
Equity	21.9%
Unaffiliated investment companies	44.9%
Fixed income	26.0%
Equity	18.9%
U.S. Government and Agency obligations	7.4%
U.S. Government	7.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278746

4072SA-R6
2/25
4/25

John Hancock Lifestyle Blend Growth Portfolio
Class 1/JLGOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class 1/JLGOX)	$18	0.35%
Fund Statistics
Fund net assets	$1,295,274,895
Total number of portfolio holdings	38
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.1%
Equity	47.8%
Fixed income	8.3%
Unaffiliated investment companies	40.4%
Equity	32.8%
Fixed income	7.6%
U.S. Government and Agency obligations	3.5%
U.S. Government	3.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278746
4052SA-1
2/25
4/25

John Hancock Lifestyle Blend Growth Portfolio
Class A/JABPX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class A/JABPX)	$36	0.71%
Fund Statistics
Fund net assets	$1,295,274,895
Total number of portfolio holdings	38
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.1%
Equity	47.8%
Fixed income	8.3%
Unaffiliated investment companies	40.4%
Equity	32.8%
Fixed income	7.6%
U.S. Government and Agency obligations	3.5%
U.S. Government	3.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278746
4052SA-A
2/25
4/25

John Hancock Lifestyle Blend Growth Portfolio
Class R6/JLGSX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class R6/JLGSX)	$15	0.30%
Fund Statistics
Fund net assets	$1,295,274,895
Total number of portfolio holdings	38
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.1%
Equity	47.8%
Fixed income	8.3%
Unaffiliated investment companies	40.4%
Equity	32.8%
Fixed income	7.6%
U.S. Government and Agency obligations	3.5%
U.S. Government	3.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278746
4052SA-R6
2/25
4/25

John Hancock Lifestyle Blend Conservative Portfolio
Class 1/JLCGX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)	$23	0.45%
Fund Statistics
Fund net assets	$342,651,851
Total number of portfolio holdings	25
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.3%
Fixed income	34.2%
Equity	9.1%
Unaffiliated investment companies	47.2%
Fixed income	35.1%
Equity	12.1%
U.S. Government and Agency obligations	9.5%
U.S. Government	9.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278746
4082SA-1
2/25
4/25

John Hancock Lifestyle Blend Conservative Portfolio
Class A/JABJX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class A/JABJX)	$41	0.81%
Fund Statistics
Fund net assets	$342,651,851
Total number of portfolio holdings	25
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.3%
Fixed income	34.2%
Equity	9.1%
Unaffiliated investment companies	47.2%
Fixed income	35.1%
Equity	12.1%
U.S. Government and Agency obligations	9.5%
U.S. Government	9.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278746
4082SA-A
2/25
4/25

John Hancock Lifestyle Blend Conservative Portfolio
Class R6/JLCSX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)	$20	0.40%
Fund Statistics
Fund net assets	$342,651,851
Total number of portfolio holdings	25
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.3%
Fixed income	34.2%
Equity	9.1%
Unaffiliated investment companies	47.2%
Fixed income	35.1%
Equity	12.1%
U.S. Government and Agency obligations	9.5%
U.S. Government	9.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278746
4082SA-R6
2/25
4/25

John Hancock Lifestyle Blend Balanced Portfolio
Class 1/JIBOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)	$19	0.38%
Fund Statistics
Fund net assets	$1,315,839,669
Total number of portfolio holdings	37
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	52.0%
Equity	35.1%
Fixed income	16.9%
Unaffiliated investment companies	41.7%
Equity	25.5%
Fixed income	16.2%
U.S. Government and Agency obligations	6.3%
U.S. Government	6.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278746
4062SA-1
2/25
4/25

John Hancock Lifestyle Blend Balanced Portfolio
Class A/JABMX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class A/JABMX)	$37	0.74%
Fund Statistics
Fund net assets	$1,315,839,669
Total number of portfolio holdings	37
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	52.0%
Equity	35.1%
Fixed income	16.9%
Unaffiliated investment companies	41.7%
Equity	25.5%
Fixed income	16.2%
U.S. Government and Agency obligations	6.3%
U.S. Government	6.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278746
4062SA-A
2/25
4/25

John Hancock Lifestyle Blend Balanced Portfolio
Class R6/JIBRX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)	$17	0.33%
Fund Statistics
Fund net assets	$1,315,839,669
Total number of portfolio holdings	37
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	52.0%
Equity	35.1%
Fixed income	16.9%
Unaffiliated investment companies	41.7%
Equity	25.5%
Fixed income	16.2%
U.S. Government and Agency obligations	6.3%
U.S. Government	6.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278746

4062SA-R6
2/25
4/25

John Hancock Lifestyle Blend Aggressive Portfolio
Class 1/JIIOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)	$17	0.33%
Fund Statistics
Fund net assets	$600,880,594
Total number of portfolio holdings	31
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	62.0%
Equity	59.6%
Fixed income	2.4%
Unaffiliated investment companies	36.9%
Equity	36.9%
U.S. Government and Agency obligations	1.1%
U.S. Government	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278746

4042SA-1
2/25
4/25

John Hancock Lifestyle Blend Aggressive Portfolio
Class A/JABQX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)	$35	0.69%
Fund Statistics
Fund net assets	$600,880,594
Total number of portfolio holdings	31
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	62.0%
Equity	59.6%
Fixed income	2.4%
Unaffiliated investment companies	36.9%
Equity	36.9%
U.S. Government and Agency obligations	1.1%
U.S. Government	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278746
4042SA-A
2/25
4/25

John Hancock Lifestyle Blend Aggressive Portfolio
Class R6/JIIRX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)	$14	0.28%
Fund Statistics
Fund net assets	$600,880,594
Total number of portfolio holdings	31
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	62.0%
Equity	59.6%
Fixed income	2.4%
Unaffiliated investment companies	36.9%
Equity	36.9%
U.S. Government and Agency obligations	1.1%
U.S. Government	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278746
4042SA-R6
2/25
4/25
|
John Hancock Lifestyle Blend Moderate Portfolio

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended February 28, 2025 for the following funds:

  John Hancock Lifestyle Blend Aggressive Portfolio

  John Hancock Lifestyle Blend Balanced Portfolio

  John Hancock Lifestyle Blend Conservative Portfolio

  John Hancock Lifestyle Blend Growth Portfolio

  John Hancock Lifestyle Blend Moderate Portfolio

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Lifestyle Blend Portfolios
Asset allocation
February 28, 2025

John Hancock
Lifestyle Blend Portfolios

2	Portfolios’ investments
6	Financial statements
10	Financial highlights
15	Notes to financial statements
1	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Portfolios’ investments
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 62.0%
Equity - 59.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	15,041,108	$153,870,530
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	16,563,976	204,068,181
Fixed income - 2.4%
Bond, Class NAV, JHSB (MIM US) (B)	706,316	9,620,024
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	414,511	3,274,635
High Yield, Class NAV, JHBT (MIM US) (B)	533,635	1,638,261

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $324,465,520)		$372,471,631
UNAFFILIATED INVESTMENT COMPANIES - 36.9%
Equity - 36.9%
Fidelity Mid Cap Index Fund	2,287,857	78,244,727
Fidelity Small Cap Index Fund	1,561,808	41,997,026
Financial Select Sector SPDR Fund	44,534	2,323,784
iShares Global Infrastructure ETF (C)	44,435	2,375,939
iShares MSCI Global Min Vol Factor ETF	83,921	9,653,433
Vanguard Dividend Appreciation ETF	35,313	7,173,130
Vanguard Energy ETF	71,609	9,065,699
Vanguard FTSE All World ex-US Small-Cap ETF	25,916	2,986,819
Vanguard FTSE Developed Markets ETF	233,742	11,937,204
Vanguard FTSE Emerging Markets ETF	213,115	9,532,634
Vanguard Global ex-U.S. Real Estate ETF	59,339	2,392,548
Vanguard Health Care ETF	9,285	2,524,127
Vanguard Information Technology ETF	3,338	1,997,726
Vanguard Materials ETF	24,133	4,742,858
Vanguard Real Estate ETF	78,886	7,407,395
Vanguard S&P 500 ETF	49,960	27,294,647

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $183,362,530)		$221,649,696
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	11,471	0
ICA Gruppen AB (D)(E)	493	0
Health care - 0.0%
NMC Health PLC (D)(E)	360	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	9,174	27,870
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	46,457	1,284

TOTAL COMMON STOCKS (Cost $11,582)		$29,154
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	$5,750,700	1,610,122
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	6,134,300	1,787,595
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	2,974,400	$948,147
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	7,790,200	2,342,901

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,294,328)		$6,688,765
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.3522% (G)(H)	11,469	114,732

TOTAL SHORT-TERM INVESTMENTS (Cost $114,730)		$114,732
Total investments (Cost $515,248,690) - 100.0%		$600,953,978
Other assets and liabilities, net - (0.0%)		(73,384)
TOTAL NET ASSETS - 100.0%		$600,880,594
LIFESTYLE BLEND GROWTH PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 56.1%
Equity - 47.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	25,223,723	$258,038,688
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	29,344,500	361,524,242
Fixed income - 8.3%
Bond, Class NAV, JHSB (MIM US) (B)	4,680,104	63,743,021
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,275,916	25,879,735
High Yield, Class NAV, JHBT (MIM US) (B)	5,804,504	17,819,826

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $639,314,918)		$727,005,512
UNAFFILIATED INVESTMENT COMPANIES - 40.4%
Equity - 32.8%
Fidelity Mid Cap Index Fund	4,016,877	137,377,202
Fidelity Small Cap Index Fund	2,726,784	73,323,233
Financial Select Sector SPDR Fund	85,663	4,469,895
iShares Global Infrastructure ETF	76,316	4,080,617
iShares MSCI Global Min Vol Factor ETF	331,544	38,137,506
Vanguard Dividend Appreciation ETF	130,223	26,452,198
Vanguard Energy ETF	123,259	15,604,589
Vanguard FTSE All World ex-US Small-Cap ETF	28,554	3,290,849
Vanguard FTSE Developed Markets ETF	553,744	28,279,706
Vanguard FTSE Emerging Markets ETF	325,886	14,576,881
Vanguard Global ex-U.S. Real Estate ETF	102,320	4,125,542
Vanguard Health Care ETF	18,064	4,910,698
Vanguard Information Technology ETF	5,940	3,554,971
Vanguard Materials ETF (C)	41,667	8,188,816
Vanguard Real Estate ETF	135,942	12,764,954
Vanguard S&P 500 ETF	84,030	45,908,110
Fixed income - 7.6%
Invesco Senior Loan ETF	934,590	19,589,006
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	2

LIFESTYLE BLEND GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Vanguard Short-Term Corporate Bond ETF	196,232	$15,478,780
Vanguard Total Bond Market ETF	854,059	62,909,986

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $441,036,859)		$523,023,539
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	19,400	0
ICA Gruppen AB (D)(E)	833	0
Health care - 0.0%
NMC Health PLC (D)(E)	609	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	15,517	47,136
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	78,570	2,172

TOTAL COMMON STOCKS (Cost $19,587)		$49,308
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.5%
U.S. Government - 3.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$2,842,863	2,814,270
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	5,942,342	5,806,994
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	7,392,617	7,367,330
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	9,766,076	10,027,562
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	17,083,400	4,783,133
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	18,028,200	5,253,592
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	8,523,000	2,716,870
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	22,893,000	6,885,065

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $47,814,186)		$45,654,816
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 4.3522% (G)(H)	117,341	1,173,846

TOTAL SHORT-TERM INVESTMENTS (Cost $1,173,833)		$1,173,846
Total investments (Cost $1,129,359,383) - 100.1%		$1,296,907,021
Other assets and liabilities, net - (0.1%)		(1,632,126)
TOTAL NET ASSETS - 100.0%		$1,295,274,895
LIFESTYLE BLEND BALANCED PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.0%
Equity - 35.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,515,230	$189,410,806
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	22,123,738	272,564,451
Fixed income - 16.9%
Bond, Class NAV, JHSB (MIM US) (B)	9,900,737	134,848,035
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	6,601,878	52,154,833
High Yield, Class NAV, JHBT (MIM US) (B)	11,687,661	35,881,121

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $613,995,323)		$684,859,246
UNAFFILIATED INVESTMENT COMPANIES - 41.7%
Equity - 25.5%
Fidelity Mid Cap Index Fund	2,948,450	100,836,997
Fidelity Small Cap Index Fund	2,027,209	54,511,662
Financial Select Sector SPDR Fund	74,901	3,908,334
iShares Global Infrastructure ETF	57,028	3,049,287
iShares MSCI Global Min Vol Factor ETF	404,054	46,478,332
Vanguard Dividend Appreciation ETF	159,740	32,447,986
Vanguard Energy ETF	90,498	11,457,047
Vanguard FTSE Developed Markets ETF	535,581	27,352,122
Vanguard Global ex-U.S. Real Estate ETF	75,541	3,045,813
Vanguard Health Care ETF	16,184	4,399,620
Vanguard Information Technology ETF	5,191	3,106,710
Vanguard Materials ETF	30,814	6,055,875
Vanguard Real Estate ETF	99,628	9,355,069
Vanguard S&P 500 ETF	52,664	28,771,923
Fixed income - 16.2%
Invesco Senior Loan ETF	1,881,846	39,443,492
Vanguard Short-Term Bond ETF	78,256	6,112,576
Vanguard Short-Term Corporate Bond ETF	441,439	34,820,708
Vanguard Total Bond Market ETF	1,804,455	132,916,156

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $482,257,367)		$548,069,709
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	14,022	0
ICA Gruppen AB (D)(E)	602	0
Health care - 0.0%
NMC Health PLC (D)(E)	440	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	11,215	34,067
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	56,786	1,570

TOTAL COMMON STOCKS (Cost $14,156)		$35,637
3	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.3%
U.S. Government - 6.3%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$5,766,957	$5,708,954
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	11,954,098	11,681,822
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	14,867,935	14,817,078
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	19,811,116	20,341,558
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	26,183,600	7,331,072
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	27,578,200	8,036,555
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	13,025,900	4,152,255
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	35,022,900	10,533,130

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $86,421,476)		$82,602,424
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.3522% (G)(I)	120	1,204

TOTAL SHORT-TERM INVESTMENTS (Cost $1,203)		$1,204
Total investments (Cost $1,182,689,525) - 100.0%		$1,315,568,220
Other assets and liabilities, net - 0.0%		271,449
TOTAL NET ASSETS - 100.0%		$1,315,839,669
LIFESTYLE BLEND MODERATE PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 47.7%
Equity - 21.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,815,467	$39,032,231
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,462,572	54,978,893
Fixed income - 25.8%
Bond, Class NAV, JHSB (MIM US) (B)	4,986,969	67,922,524
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,204,586	25,316,227
High Yield, Class NAV, JHBT (MIM US) (B)	5,677,993	17,431,440

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $187,738,070)		$204,681,315
UNAFFILIATED INVESTMENT COMPANIES - 44.9%
Equity - 18.9%
Fidelity Mid Cap Index Fund	623,475	21,322,834
Fidelity Small Cap Index Fund	389,704	10,479,138
iShares Global Infrastructure ETF	13,922	744,409
iShares MSCI Global Min Vol Factor ETF	154,569	17,780,072
Vanguard Dividend Appreciation ETF	60,496	12,288,552
Vanguard Energy ETF	22,370	2,832,042
Vanguard FTSE Developed Markets ETF	79,136	4,041,476
Vanguard Global ex-U.S. Real Estate ETF	18,544	747,694
Vanguard Materials ETF	7,620	1,497,559
LIFESTYLE BLEND MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Real Estate ETF	24,683	$2,317,734
Vanguard S&P 500 ETF	12,575	6,870,100
Fixed income - 26.0%
Invesco Senior Loan ETF	915,697	19,193,009
Vanguard Short-Term Bond ETF	37,480	2,927,563
Vanguard Short-Term Corporate Bond ETF	259,362	20,458,475
Vanguard Total Bond Market ETF	936,410	68,975,961

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $176,496,809)		$192,476,618
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	2,691	0
ICA Gruppen AB (D)(E)	116	0
Health care - 0.0%
NMC Health PLC (D)(E)	84	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	2,149	6,528
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	10,897	301

TOTAL COMMON STOCKS (Cost $2,716)		$6,829
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.4%
U.S. Government - 7.4%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$2,797,614	2,769,476
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	5,729,517	5,599,016
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	7,126,626	7,102,248
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	9,610,575	9,867,897
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	5,605,200	1,569,384
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	5,869,100	1,710,313
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	2,779,900	886,146
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	7,453,700	2,241,699

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $32,298,207)		$31,746,179
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.3522% (G)(I)	6,365	63,674

TOTAL SHORT-TERM INVESTMENTS (Cost $63,672)		$63,674
Total investments (Cost $396,599,474) - 100.0%		$428,974,615
Other assets and liabilities, net - 0.0%		101,741
TOTAL NET ASSETS - 100.0%		$429,076,356
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	4

LIFESTYLE BLEND CONSERVATIVE PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 43.3%
Equity - 9.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,267,698	$12,968,555
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,484,510	18,289,160
Fixed income - 34.2%
Bond, Class NAV, JHSB (MIM US) (B)	5,275,826	71,856,752
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,392,189	26,798,295
High Yield, Class NAV, JHBT (MIM US) (B)	6,028,764	18,508,305

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $140,563,399)		$148,421,067
UNAFFILIATED INVESTMENT COMPANIES - 47.2%
Equity - 12.1%
Fidelity Mid Cap Index Fund	254,840	8,715,533
Fidelity Small Cap Index Fund	205,151	5,516,499
iShares MSCI Global Min Vol Factor ETF	61,154	7,034,545
Vanguard Dividend Appreciation ETF	24,420	4,960,435
Vanguard FTSE Developed Markets ETF	109,838	5,609,427
Vanguard S&P 500 ETF	17,511	9,566,785
Fixed income - 35.1%
Invesco Senior Loan ETF	980,362	20,548,388
Vanguard Short-Term Bond ETF	53,339	4,166,309
Vanguard Short-Term Corporate Bond ETF	273,429	21,568,079
Vanguard Total Bond Market ETF	1,002,519	73,845,546

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $155,060,605)		$161,531,546
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	955	0
ICA Gruppen AB (D)(E)	41	0
Health care - 0.0%
NMC Health PLC (D)(E)	30	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	762	2,316
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	3,867	107

TOTAL COMMON STOCKS (Cost $965)		$2,423
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.5%
U.S. Government - 9.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$3,651,568	3,614,841
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	7,288,149	7,122,148
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	9,064,741	9,033,735
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	12,542,346	12,878,167
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $32,111,277)		$32,648,891
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.3522% (G)(I)	1,933	$19,337

TOTAL SHORT-TERM INVESTMENTS (Cost $19,336)		$19,337
Total investments (Cost $327,755,582) - 100.0%		$342,623,264
Other assets and liabilities, net - 0.0%		28,587
TOTAL NET ASSETS - 100.0%		$342,651,851
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 2-28-25.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Non-income producing.
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	The rate shown is the annualized seven-day yield as of 2-28-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
5	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

	Lifestyle Blend Aggressive Portfolio	Lifestyle Blend Growth Portfolio	Lifestyle Blend Balanced Portfolio	Lifestyle Blend Moderate Portfolio	Lifestyle Blend Conservative Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$228,367,615	$568,727,663	$630,707,770	$224,229,626	$194,182,860
Affiliated investments, at value	372,586,363	728,179,358	684,860,450	204,744,989	148,440,404
Total investments, at value	600,953,978	1,296,907,021	1,315,568,220	428,974,615	342,623,264
Dividends and interest receivable	154,871	732,940	1,294,451	602,924	646,852
Receivable for fund shares sold	392,163	266,452	1,647,133	790,270	56,503
Receivable for investments sold	2,483,591	4,473,691	2,966,338	—	119,235
Receivable for securities lending income	107	174	84	—	—
Receivable from affiliates	1,809	—	—	7,197	6,999
Other assets	28,799	50,003	51,136	25,658	25,952
Total assets	604,015,318	1,302,430,281	1,321,527,362	430,400,664	343,478,805
Liabilities
Due to custodian	1,568,737	2,985,821	2,739,185	21,918	18,386
Payable for investments purchased	1,148,774	1,638,350	2,652,874	1,118,902	490,348
Payable for fund shares repurchased	233,650	1,248,033	176,400	114,660	256,004
Payable upon return of securities loaned	113,400	1,172,625	—	—	—
Payable to affiliates
Investment management fees	—	276	307	—	—
Accounting and legal services fees	21,295	45,915	46,709	15,063	11,784
Transfer agent fees	9,203	21,846	31,244	13,335	10,693
Trustees’ fees	232	510	504	165	120
Other liabilities and accrued expenses	39,433	42,010	40,470	40,265	39,619
Total liabilities	3,134,724	7,155,386	5,687,693	1,324,308	826,954
Net assets	$600,880,594	$1,295,274,895	$1,315,839,669	$429,076,356	$342,651,851
Net assets consist of
Paid-in capital	$508,272,238	$1,126,763,965	$1,209,515,823	$414,250,328	$347,242,481
Total distributable earnings (loss)	92,608,356	168,510,930	106,323,846	14,826,028	(4,590,630)
Net assets	$600,880,594	$1,295,274,895	$1,315,839,669	$429,076,356	$342,651,851
Unaffiliated investments, at cost	$190,668,440	$488,870,632	$568,692,999	$208,797,732	$187,172,847
Affiliated investments, at cost	324,580,250	640,488,751	613,996,526	187,801,742	140,582,735
Total investments, at cost	515,248,690	1,129,359,383	1,182,689,525	396,599,474	327,755,582
Securities loaned, at value	$110,985	$1,148,671	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$107,266,153	$260,208,417	$371,808,049	$159,912,068	$128,967,593
Shares outstanding	7,832,261	20,052,707	31,505,555	14,417,792	12,492,728
Net asset value and redemption price per share	$13.70	$12.98	$11.80	$11.09	$10.32
Class R6
Net assets	$26,087,264	$52,930,473	$42,025,973	$10,586,292	$8,605,431
Shares outstanding	1,904,162	4,072,883	3,562,902	953,830	833,041
Net asset value, offering price and redemption price per share	$13.70	$13.00	$11.80	$11.10	$10.33
Class 1
Net assets	$467,527,177	$982,136,005	$902,005,647	$258,577,996	$205,078,827
Shares outstanding	34,160,326	75,764,288	76,505,647	23,304,881	19,859,749
Net asset value, offering price and redemption price per share	$13.69	$12.96	$11.79	$11.10	$10.33
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.42	$13.66	$12.42	$11.67	$10.86

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	6

STATEMENTS OF OPERATIONS For the six months ended 2-28-25 (unaudited)

	Lifestyle Blend Aggressive Portfolio	Lifestyle Blend Growth Portfolio	Lifestyle Blend Balanced Portfolio	Lifestyle Blend Moderate Portfolio	Lifestyle Blend Conservative Portfolio
Investment income
Dividends from affiliated investments	$6,444,993	$13,378,883	$13,822,991	$4,520,968	$3,516,703
Dividends from unaffiliated investments	2,760,240	7,510,495	8,983,723	3,425,035	3,023,228
Interest	158,822	848,180	1,483,706	522,038	468,167
Securities lending	—	544	13,099	—	8,888
Total investment income	9,364,055	21,738,102	24,303,519	8,468,041	7,016,986
Expenses
Investment management fees	677,112	1,748,068	2,094,725	772,911	681,722
Distribution and service fees	267,584	615,085	757,868	291,349	230,334
Accounting and legal services fees	59,482	129,525	132,183	42,528	33,004
Transfer agent fees	57,410	138,881	198,833	84,898	67,778
Trustees’ fees	7,292	15,855	16,098	5,188	3,961
Custodian fees	12,980	13,690	13,690	13,690	13,690
State registration fees	19,256	24,002	28,403	20,801	18,792
Printing and postage	11,178	12,678	13,677	11,381	11,156
Professional fees	31,325	43,479	43,958	28,443	26,835
Other	13,108	22,596	21,308	8,685	8,934
Total expenses	1,156,727	2,763,859	3,320,743	1,279,874	1,096,206
Less expense reductions	(14,014)	(99,670)	(216,380)	(132,467)	(145,235)
Net expenses	1,142,713	2,664,189	3,104,363	1,147,407	950,971
Net investment income	8,221,342	19,073,913	21,199,156	7,320,634	6,066,015
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	8,306,380	14,655,009	13,544,253	1,188,585	1,075,482
Affiliated investments	1,330,256	3,055,093	2,857,158	977,393	306,440
Capital gain distributions received from unaffiliated investments	883,050	1,537,468	1,151,290	238,807	95,836
Capital gain distributions received from affiliated investments	3,824,931	6,908,092	5,157,833	1,080,190	343,797
	14,344,617	26,155,662	22,710,534	3,484,975	1,821,555
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(6,968,826)	(11,774,529)	(12,219,965)	(969,493)	(481,147)
Affiliated investments	(418,477)	(1,340,269)	(2,206,773)	(1,010,295)	(617,072)
	(7,387,303)	(13,114,798)	(14,426,738)	(1,979,788)	(1,098,219)
Net realized and unrealized gain	6,957,314	13,040,864	8,283,796	1,505,187	723,336
Increase in net assets from operations	$15,178,656	$32,114,777	$29,482,952	$8,825,821	$6,789,351
7	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Lifestyle Blend Aggressive Portfolio		Lifestyle Blend Growth Portfolio		Lifestyle Blend Balanced Portfolio
	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$8,221,342	$8,729,779	$19,073,913	$24,355,130	$21,199,156	$31,279,447
Net realized gain (loss)	14,344,617	1,098,950	26,155,662	(7,490,526)	22,710,534	(27,594,961)
Change in net unrealized appreciation (depreciation)	(7,387,303)	89,953,683	(13,114,798)	184,814,239	(14,426,738)	176,782,775
Increase in net assets resulting from operations	15,178,656	99,782,412	32,114,777	201,678,843	29,482,952	180,467,261
Distributions to shareholders
From earnings
Class A	(1,412,327)	(1,106,504)	(3,859,151)	(3,204,924)	(5,709,273)	(6,172,848)
Class R6	(474,518)	(385,544)	(1,042,582)	(685,039)	(772,695)	(600,033)
Class 1	(7,888,778)	(8,060,613)	(18,873,508)	(20,454,798)	(16,408,386)	(23,712,994)
Total distributions	(9,775,623)	(9,552,661)	(23,775,241)	(24,344,761)	(22,890,354)	(30,485,875)
Portfolio share transactions
From portfolio share transactions	8,690,247	4,632,424	633,951	22,979,093	(11,681,296)	37,768,639
Total increase (decrease)	14,093,280	94,862,175	8,973,487	200,313,175	(5,088,698)	187,750,025
Net assets
Beginning of period	586,787,314	491,925,139	1,286,301,408	1,085,988,233	1,320,928,367	1,133,178,342
End of period	$600,880,594	$586,787,314	$1,295,274,895	$1,286,301,408	$1,315,839,669	$1,320,928,367
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	8

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Lifestyle Blend Moderate Portfolio		Lifestyle Blend Conservative Portfolio
	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$7,320,634	$11,672,135	$6,066,015	$10,838,358
Net realized gain (loss)	3,484,975	(10,761,511)	1,821,555	(10,188,148)
Change in net unrealized appreciation (depreciation)	(1,979,788)	47,609,787	(1,098,219)	31,100,161
Increase in net assets resulting from operations	8,825,821	48,520,411	6,789,351	31,750,371
Distributions to shareholders
From earnings
Class A	(2,770,084)	(3,217,910)	(2,385,170)	(3,131,028)
Class R6	(208,061)	(266,640)	(174,844)	(206,318)
Class 1	(5,213,081)	(7,673,238)	(4,285,536)	(7,025,483)
Total distributions	(8,191,226)	(11,157,788)	(6,845,550)	(10,362,829)
Portfolio share transactions
From portfolio share transactions	7,127,622	36,490,815	19,880,740	15,357,979
Total increase	7,762,217	73,853,438	19,824,541	36,745,521
Net assets
Beginning of period	421,314,139	347,460,701	322,827,310	286,081,789
End of period	$429,076,356	$421,314,139	$342,651,851	$322,827,310
9	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Lifestyle Blend Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Aggressive Portfolio
Class A
02-28-2025[5]	13.56	0.17	0.16	0.33	(0.16)	(0.03)	(0.19)	13.70	2.45[6,7]	0.69[8]	0.69[8]	1.48[8]	107	10
08-31-2024	11.48	0.15	2.12	2.27	(0.19)	—	(0.19)	13.56	19.95[7]	0.70	0.70	1.27	94	17
08-31-2023	11.86	0.11	0.88	0.99	(0.11)	(1.26)	(1.37)	11.48	9.69[7]	0.71	0.70	0.98	62	16
08-31-2022	14.98	0.09	(2.16)	(2.07)	(0.14)	(0.91)	(1.05)	11.86	(15.01)[7]	0.68	0.68	0.69	43	91
08-31-2021[9]	14.31	(0.02)	0.69	0.67	—	—	—	14.98	4.68[6,7]	0.65[8]	0.65[8]	(0.30)[8]	9	17
Class R6
02-28-2025[5]	13.59	0.20	0.15	0.35	(0.21)	(0.03)	(0.24)	13.70	2.63[6]	0.29[8]	0.28[8]	1.89[8]	26	10
08-31-2024	11.50	0.21	2.11	2.32	(0.23)	—	(0.23)	13.59	20.46	0.29	0.29	1.69	25	17
08-31-2023	11.88	0.16	0.88	1.04	(0.16)	(1.26)	(1.42)	11.50	10.16	0.30	0.29	1.42	17	16
08-31-2022	15.01	0.16	(2.18)	(2.02)	(0.20)	(0.91)	(1.11)	11.88	(14.70)	0.27	0.27	1.19	14	91
08-31-2021	11.94	0.17	3.34	3.51	(0.17)	(0.27)	(0.44)	15.01	30.02	0.25	0.25	1.22	12	17
08-31-2020	11.57	0.16	1.32	1.48	(0.23)	(0.88)	(1.11)	11.94	13.00	0.26	0.26	1.48	8	21
Class 1
02-28-2025[5]	13.57	0.19	0.17	0.36	(0.21)	(0.03)	(0.24)	13.69	2.67[6]	0.33[8]	0.33[8]	1.77[8]	468	10
08-31-2024	11.48	0.21	2.11	2.32	(0.23)	—	(0.23)	13.57	20.45	0.34	0.33	1.73	467	17
08-31-2023	11.87	0.16	0.86	1.02	(0.15)	(1.26)	(1.41)	11.48	10.02	0.34	0.34	1.45	412	16
08-31-2022	15.00	0.18	(2.20)	(2.02)	(0.20)	(0.91)	(1.11)	11.87	(14.74)	0.31	0.31	1.30	392	91
08-31-2021	11.93	0.16	3.35	3.51	(0.17)	(0.27)	(0.44)	15.00	30.00	0.29	0.29	1.20	489	17
08-31-2020	11.56	0.21	1.27	1.48	(0.23)	(0.88)	(1.11)	11.93	12.98	0.30	0.29	1.90	379	21

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-25. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	10

Financial highlights continued
Lifestyle Blend Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Growth Portfolio
Class A
02-28-2025[5]	12.88	0.17	0.13	0.30	(0.20)	—	(0.20)	12.98	2.38[6,7]	0.72[8]	0.71[8]	1.85[8]	260	10
08-31-2024	11.11	0.20	1.78	1.98	(0.21)	—	(0.21)	12.88	18.05[7]	0.74	0.73	1.69	231	26
08-31-2023	11.57	0.15	0.65	0.80	(0.17)	(1.09)	(1.26)	11.11	7.95[7]	0.75	0.75	1.41	154	15
08-31-2022	14.32	0.14	(2.05)	(1.91)	(0.16)	(0.68)	(0.84)	11.57	(14.26)[7]	0.73	0.73	1.14	85	74
08-31-2021[9]	13.73	—[10]	0.59	0.59	—	—	—	14.32	4.30[6,7]	0.70[8]	0.70[8]	0.06[8]	20	22
Class R6
02-28-2025[5]	12.92	0.20	0.13	0.33	(0.25)	—	(0.25)	13.00	2.62[6]	0.32[8]	0.30[8]	2.28[8]	53	10
08-31-2024	11.15	0.24	1.79	2.03	(0.26)	—	(0.26)	12.92	18.43	0.33	0.32	2.03	48	26
08-31-2023	11.60	0.21	0.65	0.86	(0.22)	(1.09)	(1.31)	11.15	8.51	0.34	0.34	1.88	28	15
08-31-2022	14.37	0.22	(2.09)	(1.87)	(0.22)	(0.68)	(0.90)	11.60	(14.01)	0.32	0.32	1.69	24	74
08-31-2021	11.97	0.19	2.68	2.87	(0.20)	(0.27)	(0.47)	14.37	24.56	0.30	0.30	1.43	21	22
08-31-2020	11.56	0.23	1.11	1.34	(0.26)	(0.67)	(0.93)	11.97	11.88	0.31	0.31	2.07	7	32
Class 1
02-28-2025[5]	12.89	0.19	0.13	0.32	(0.25)	—	(0.25)	12.96	2.54[6]	0.36[8]	0.35[8]	2.17[8]	982	10
08-31-2024	11.12	0.25	1.77	2.02	(0.25)	—	(0.25)	12.89	18.44	0.37	0.36	2.16	1,007	26
08-31-2023	11.58	0.21	0.63	0.84	(0.21)	(1.09)	(1.30)	11.12	8.39	0.39	0.39	1.89	903	15
08-31-2022	14.34	0.22	(2.08)	(1.86)	(0.22)	(0.68)	(0.90)	11.58	(14.00)	0.36	0.36	1.68	884	74
08-31-2021	11.95	0.19	2.67	2.86	(0.20)	(0.27)	(0.47)	14.34	24.48	0.34	0.34	1.48	1,096	22
08-31-2020	11.54	0.24	1.10	1.34	(0.26)	(0.67)	(0.93)	11.95	11.86	0.34	0.34	2.10	887	32

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-25. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
[10] Less than $0.005 per share.
11	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Lifestyle Blend Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Balanced Portfolio
Class A
02-28-2025[5]	11.74	0.17	0.08	0.25	(0.19)	—	(0.19)	11.80	2.15[6,7]	0.77[8]	0.74[8]	2.34[8]	372	10
08-31-2024	10.40	0.25	1.33	1.58	(0.24)	—	(0.24)	11.74	15.47[7]	0.79	0.77	2.27	338	38
08-31-2023	10.82	0.19	0.39	0.58	(0.21)	(0.79)	(1.00)	10.40	6.08[7]	0.80	0.80	1.90	232	15
08-31-2022	13.33	0.19	(1.93)	(1.74)	(0.19)	(0.58)	(0.77)	10.82	(13.85)[7]	0.79	0.79	1.62	126	58
08-31-2021[9]	12.84	0.02	0.50	0.52	(0.03)	—	(0.03)	13.33	4.06[6,7]	0.76[8]	0.76[8]	0.55[8]	28	32
Class R6
02-28-2025[5]	11.74	0.20	0.07	0.27	(0.21)	—	(0.21)	11.80	2.37[6]	0.36[8]	0.33[8]	2.77[8]	42	10
08-31-2024	10.40	0.28	1.35	1.63	(0.29)	—	(0.29)	11.74	15.93	0.38	0.36	2.59	39	38
08-31-2023	10.82	0.24	0.38	0.62	(0.25)	(0.79)	(1.04)	10.40	6.53	0.40	0.40	2.35	21	15
08-31-2022	13.33	0.25	(1.93)	(1.68)	(0.25)	(0.58)	(0.83)	10.82	(13.48)	0.38	0.38	2.11	16	58
08-31-2021	11.66	0.21	1.94	2.15	(0.22)	(0.26)	(0.48)	13.33	18.91	0.36	0.36	1.69	19	32
08-31-2020	11.26	0.25	0.90	1.15	(0.27)	(0.48)	(0.75)	11.66	10.50	0.37	0.37	2.23	7	42
Class 1
02-28-2025[5]	11.73	0.19	0.08	0.27	(0.21)	—	(0.21)	11.79	2.34[6]	0.41[8]	0.38[8]	2.69[8]	902	10
08-31-2024	10.39	0.29	1.33	1.62	(0.28)	—	(0.28)	11.73	15.90	0.42	0.40	2.71	944	38
08-31-2023	10.82	0.25	0.36	0.61	(0.25)	(0.79)	(1.04)	10.39	6.40	0.44	0.44	2.38	881	15
08-31-2022	13.32	0.25	(1.93)	(1.68)	(0.24)	(0.58)	(0.82)	10.82	(13.45)	0.42	0.42	2.07	864	58
08-31-2021	11.65	0.22	1.93	2.15	(0.22)	(0.26)	(0.48)	13.32	18.87	0.40	0.40	1.73	1,074	32
08-31-2020	11.26	0.25	0.88	1.13	(0.26)	(0.48)	(0.74)	11.65	10.36	0.41	0.41	2.26	931	42

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-25. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	12

Financial highlights continued
Lifestyle Blend Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Moderate Portfolio
Class A
02-28-2025[5]	11.08	0.18	0.03	0.21	(0.20)	—	(0.20)	11.09	1.93[6,7]	0.84[8]	0.78[8]	2.85[8]	160	9
08-31-2024	10.08	0.29	0.99	1.28	(0.28)	—	(0.28)	11.08	12.96[7]	0.86	0.82	2.81	143	47
08-31-2023	10.25	0.24	0.20	0.44	(0.24)	(0.37)	(0.61)	10.08	4.68[7]	0.88	0.86	2.38	102	20
08-31-2022	12.34	0.22	(1.73)	(1.51)	(0.21)	(0.37)	(0.58)	10.25	(12.77)[7]	0.87	0.86	2.04	55	45
08-31-2021[9]	11.98	0.04	0.36	0.40	(0.04)	—	(0.04)	12.34	3.33[6,7]	0.85[8]	0.84[8]	0.97[8]	15	34
Class R6
02-28-2025[5]	11.08	0.20	0.04	0.24	(0.22)	—	(0.22)	11.10	2.23[6]	0.43[8]	0.37[8]	3.25[8]	11	9
08-31-2024	10.08	0.34	0.98	1.32	(0.32)	—	(0.32)	11.08	13.41	0.45	0.41	3.25	9	47
08-31-2023	10.25	0.28	0.20	0.48	(0.28)	(0.37)	(0.65)	10.08	5.12	0.48	0.46	2.81	7	20
08-31-2022	12.35	0.27	(1.74)	(1.47)	(0.26)	(0.37)	(0.63)	10.25	(12.49)	0.46	0.45	2.41	5	45
08-31-2021	11.40	0.21	1.21	1.42	(0.22)	(0.25)	(0.47)	12.35	12.73	0.45	0.44	1.81	4	34
08-31-2020	11.08	0.26	0.66	0.92	(0.28)	(0.32)	(0.60)	11.40	8.58	0.46	0.44	2.35	1	48
Class 1
02-28-2025[5]	11.08	0.20	0.04	0.24	(0.22)	—	(0.22)	11.10	2.21[6]	0.48[8]	0.42[8]	3.18[8]	259	9
08-31-2024	10.08	0.33	0.99	1.32	(0.32)	—	(0.32)	11.08	13.37	0.49	0.45	3.22	269	47
08-31-2023	10.25	0.28	0.20	0.48	(0.28)	(0.37)	(0.65)	10.08	5.07	0.52	0.50	2.84	238	20
08-31-2022	12.35	0.27	(1.75)	(1.48)	(0.25)	(0.37)	(0.62)	10.25	(12.52)	0.50	0.49	2.38	246	45
08-31-2021	11.40	0.23	1.19	1.42	(0.22)	(0.25)	(0.47)	12.35	12.69	0.49	0.48	1.91	300	34
08-31-2020	11.08	0.26	0.66	0.92	(0.28)	(0.32)	(0.60)	11.40	8.54	0.49	0.48	2.41	257	48

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-25. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
13	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Lifestyle Blend Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Conservative Portfolio
Class A
02-28-2025[5]	10.33	0.18	0.01	0.19	(0.20)	—	(0.20)	10.32	1.89[6,7]	0.90[8]	0.81[8]	3.31[8]	129	8
08-31-2024	9.63	0.33	0.69	1.02	(0.32)	—	(0.32)	10.33	10.76[7]	0.92	0.86	3.35	116	63
08-31-2023	9.71	0.28	0.06	0.34	(0.29)	(0.13)	(0.42)	9.63	3.66[7]	0.95	0.92	2.89	90	26
08-31-2022	11.59	0.26	(1.58)	(1.32)	(0.24)	(0.32)	(0.56)	9.71	(11.88)[7]	0.94	0.92	2.54	60	28
08-31-2021[9]	11.36	0.06	0.22	0.28	(0.05)	—	(0.05)	11.59	2.43[6,7]	0.93[8]	0.91[8]	1.53[8]	11	43
Class R6
02-28-2025[5]	10.34	0.20	0.01	0.21	(0.22)	—	(0.22)	10.33	2.10[6]	0.49[8]	0.40[8]	3.73[8]	9	8
08-31-2024	9.64	0.37	0.69	1.06	(0.36)	—	(0.36)	10.34	11.20	0.51	0.45	3.75	7	63
08-31-2023	9.72	0.31	0.07	0.38	(0.33)	(0.13)	(0.46)	9.64	4.09	0.54	0.51	3.24	7	26
08-31-2022	11.60	0.30	(1.58)	(1.28)	(0.28)	(0.32)	(0.60)	9.72	(11.50)	0.53	0.51	2.84	3	28
08-31-2021	11.19	0.24	0.55	0.79	(0.23)	(0.15)	(0.38)	11.60	7.20	0.53	0.51	2.09	3	43
08-31-2020	10.84	0.21	0.56	0.77	(0.27)	(0.15)	(0.42)	11.19	7.37	0.54	0.51	2.02	2	57
Class 1
02-28-2025[5]	10.33	0.19	0.03	0.22	(0.22)	—	(0.22)	10.33	2.18[6]	0.54[8]	0.45[8]	3.67[8]	205	8
08-31-2024	9.63	0.37	0.68	1.05	(0.35)	—	(0.35)	10.33	11.16	0.56	0.50	3.74	200	63
08-31-2023	9.71	0.31	0.06	0.37	(0.32)	(0.13)	(0.45)	9.63	4.04	0.59	0.56	3.28	189	26
08-31-2022	11.60	0.30	(1.59)	(1.29)	(0.28)	(0.32)	(0.60)	9.71	(11.62)	0.58	0.55	2.80	198	28
08-31-2021	11.18	0.24	0.55	0.79	(0.22)	(0.15)	(0.37)	11.60	7.26	0.57	0.55	2.10	230	43
08-31-2020	10.83	0.27	0.50	0.77	(0.27)	(0.15)	(0.42)	11.18	7.33	0.57	0.54	2.50	199	57

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-25. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	14

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Lifestyle Blend Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation.  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of the portfolios are as follows:
Lifestyle Blend Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Lifestyle Blend Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Lifestyle Blend Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Blend Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Lifestyle Blend Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the
15	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$372,471,631	$372,471,631	—	—
Unaffiliated investment companies	221,649,696	221,649,696	—	—
Common stocks	29,154	—	—	$29,154
U.S. Government and Agency obligations	6,688,765	—	$6,688,765	—
Short-term investments	114,732	114,732	—	—
Total investments in securities	$600,953,978	$594,236,059	$6,688,765	$29,154

Lifestyle Blend Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$727,005,512	$727,005,512	—	—
Unaffiliated investment companies	523,023,539	523,023,539	—	—
Common stocks	49,308	—	—	$49,308
U.S. Government and Agency obligations	45,654,816	—	$45,654,816	—
Short-term investments	1,173,846	1,173,846	—	—
Total investments in securities	$1,296,907,021	$1,251,202,897	$45,654,816	$49,308

Lifestyle Blend Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$684,859,246	$684,859,246	—	—
Unaffiliated investment companies	548,069,709	548,069,709	—	—
Common stocks	35,637	—	—	$35,637
U.S. Government and Agency obligations	82,602,424	—	$82,602,424	—
Short-term investments	1,204	1,204	—	—
Total investments in securities	$1,315,568,220	$1,232,930,159	$82,602,424	$35,637

Lifestyle Blend Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$204,681,315	$204,681,315	—	—
Unaffiliated investment companies	192,476,618	192,476,618	—	—
Common stocks	6,829	—	—	$6,829
U.S. Government and Agency obligations	31,746,179	—	$31,746,179	—
Short-term investments	63,674	63,674	—	—
Total investments in securities	$428,974,615	$397,221,607	$31,746,179	$6,829

| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	16

	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$148,421,067	$148,421,067	—	—
Unaffiliated investment companies	161,531,546	161,531,546	—	—
Common stocks	2,423	—	—	$2,423
U.S. Government and Agency obligations	32,648,891	—	$32,648,891	—
Short-term investments	19,337	19,337	—	—
Total investments in securities	$342,623,264	$309,971,950	$32,648,891	$2,423
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at February 28, 2025:
Portfolio	Market value of securities on loan	Cash collateral received
Lifestyle Blend Aggressive Portfolio	$110,985	$113,400
17	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Portfolio	Market value of securities on loan	Cash collateral received
Lifestyle Blend Growth Portfolio	$1,148,671	$1,172,625
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations.
Commitment fees for the six months ended February 28, 2025 were as follows:
Portfolio	Commitment fee
Lifestyle Blend Aggressive Portfolio	$1,607
Lifestyle Blend Growth Portfolio	3,542
Lifestyle Blend Balanced Portfolio	3,640
Lifestyle Blend Moderate Portfolio	1,166
Lifestyle Blend Conservative Portfolio	898
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2024:
	No Expiration Date
Portfolio	Short Term	Long Term
Lifestyle Blend Aggressive Portfolio	$137,831	—
Lifestyle Blend Growth Portfolio	693,930	$12,664,854
Lifestyle Blend Balanced Portfolio	—	39,251,037
Lifestyle Blend Moderate Portfolio	—	16,359,377
Lifestyle Blend Conservative Portfolio	—	16,594,323
As of August 31, 2024, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2025, including short-term investments, were as follows:
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	18

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Blend Aggressive Portfolio	$521,001,115	$80,812,249	$(859,386)	$79,952,863
Lifestyle Blend Growth Portfolio	1,141,428,053	158,778,596	(3,299,628)	155,478,968
Lifestyle Blend Balanced Portfolio	1,194,998,412	128,403,084	(7,833,276)	120,569,808
Lifestyle Blend Moderate Portfolio	402,298,135	29,631,982	(2,955,502)	26,676,480
Lifestyle Blend Conservative Portfolio	333,612,843	11,340,655	(2,330,234)	9,010,421
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Lifestyle Blend Balanced Portfolio, Lifestyle Blend Moderate Portfolio and Lifestyle Blend Conservative Portfolio generally declare and pay dividends from net investment income quarterly. All other portfolios generally declare and pay dividends from net investment income annually. All portfolios generally declare and pay capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolios’ distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of each portfolio exceeds 0.05% of the average net assets (on an annualized basis) of the portfolio. “Other expenses” means all of the expenses of the portfolio, excluding: management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.
In addition, the Advisor has voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments after payment of subadvisory fees does not exceed 0.50% of the portfolios’ first $7.5 billion of average net assets and 0.49% of the portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the portfolios.
19	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

For the six months ended February 28, 2025, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class R6	Class 1	Total
Lifestyle Blend Aggressive Portfolio	$2,426	$631	$10,957	$14,014
Lifestyle Blend Growth Portfolio	19,025	4,068	76,577	99,670
Lifestyle Blend Balanced Portfolio	58,113	6,980	151,287	216,380
Lifestyle Blend Moderate Portfolio	47,464	3,233	81,770	132,467
Lifestyle Blend Conservative Portfolio	53,380	3,593	88,262	145,235
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Lifestyle Blend Aggressive Portfolio	0.22%
Lifestyle Blend Growth Portfolio	0.26%
Lifestyle Blend Balanced Portfolio	0.29%
Portfolio	Net Annual Effective Rate
Lifestyle Blend Moderate Portfolio	0.30%
Lifestyle Blend Conservative Portfolio	0.33%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2025:
	Lifestyle Blend Aggressive Portfolio	Lifestyle Blend Growth Portfolio	Lifestyle Blend Balanced Portfolio	Lifestyle Blend Moderate Portfolio	Lifestyle Blend Conservative Portfolio
Total sales charges	$7,137	$8,543	$2,876	$1,616	$729
Retained for printing prospectus, advertising and sales literature	1,220	1,394	468	296	121
Sales commission to unrelated broker-dealers	5,917	7,149	2,408	1,320	608
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
Lifestyle Blend Balanced Portfolio	$13
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	20

Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Lifestyle Blend Aggressive Portfolio	Class A	$151,810	$56,879
	Class R6	—	531
	Class 1	115,774	—
	Total	$267,584	$57,410
Lifestyle Blend Growth Portfolio	Class A	$367,829	$137,834
	Class R6	—	1,047
	Class 1	247,256	—
	Total	$615,085	$138,881
Lifestyle Blend Balanced Portfolio	Class A	$528,316	$197,987
	Class R6	—	846
	Class 1	229,552	—
	Total	$757,868	$198,833
Lifestyle Blend Moderate Portfolio	Class A	$225,984	$84,692
	Class R6	—	206
	Class 1	65,365	—
	Total	$291,349	$84,898
Lifestyle Blend Conservative Portfolio	Class A	$180,437	$67,617
	Class R6	—	161
	Class 1	49,897	—
	Total	$230,334	$67,778
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
Lifestyle Blend Aggressive Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,977,465	$27,094,962	3,623,181	$44,145,430
Distributions reinvested	105,539	1,412,106	92,138	1,106,504
Repurchased	(1,171,035)	(16,056,237)	(2,235,109)	(27,383,812)
Net increase	911,969	$12,450,831	1,480,210	$17,868,122
Class R6 shares
Sold	205,829	$2,811,616	664,257	$7,929,484
Distributions reinvested	35,465	474,518	32,129	385,544
Repurchased	(213,689)	(2,931,477)	(300,789)	(3,688,756)
Net increase	27,605	$354,657	395,597	$4,626,272
Class 1 shares
Sold	1,416,332	$19,362,668	2,947,450	$35,947,337
Distributions reinvested	590,036	7,888,778	672,278	8,060,613
Repurchased	(2,288,283)	(31,366,687)	(5,093,013)	(61,869,920)
Net decrease	(281,915)	$(4,115,241)	(1,473,285)	$(17,861,970)
Total net increase	657,659	$8,690,247	402,522	$4,632,424

21	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Lifestyle Blend Growth Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,460,523	$57,967,111	9,085,583	$106,054,455
Distributions reinvested	304,211	3,854,347	276,429	3,198,264
Repurchased	(2,683,644)	(34,869,906)	(5,282,217)	(61,967,385)
Net increase	2,081,090	$26,951,552	4,079,795	$47,285,334
Class R6 shares
Sold	570,104	$7,427,506	1,526,681	$18,027,867
Distributions reinvested	82,223	1,042,582	59,157	685,039
Repurchased	(275,768)	(3,589,899)	(440,547)	(5,230,528)
Net increase	376,559	$4,880,189	1,145,291	$13,482,378
Class 1 shares
Sold	1,602,028	$20,796,227	5,772,365	$65,716,566
Distributions reinvested	1,491,977	18,873,508	1,770,978	20,454,798
Repurchased	(5,449,943)	(70,867,525)	(10,622,731)	(123,959,983)
Net decrease	(2,355,938)	$(31,197,790)	(3,079,388)	$(37,788,619)
Total net increase	101,711	$633,951	2,145,698	$22,979,093

Lifestyle Blend Balanced Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,317,502	$74,455,455	13,492,329	$145,416,196
Distributions reinvested	492,137	5,703,124	572,158	6,163,634
Repurchased	(4,048,775)	(47,738,085)	(7,611,923)	(82,303,323)
Net increase	2,760,864	$32,420,494	6,452,564	$69,276,507
Class R6 shares
Sold	542,250	$6,383,304	1,792,568	$19,762,155
Distributions reinvested	66,697	772,695	55,750	600,033
Repurchased	(362,034)	(4,266,078)	(512,951)	(5,530,375)
Net increase	246,913	$2,889,921	1,335,367	$14,831,813
Class 1 shares
Sold	1,834,605	$21,568,043	5,243,502	$56,135,230
Distributions reinvested	1,416,433	16,408,386	2,209,442	23,712,994
Repurchased	(7,238,395)	(84,968,140)	(11,721,073)	(126,187,905)
Net decrease	(3,987,357)	$(46,991,711)	(4,268,129)	$(46,339,681)
Total net increase (decrease)	(979,580)	$(11,681,296)	3,519,802	$37,768,639

Lifestyle Blend Moderate Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,863,893	$31,674,179	5,642,879	$58,249,196
Distributions reinvested	253,474	2,768,342	310,318	3,214,354
Repurchased	(1,604,071)	(17,679,886)	(3,176,156)	(32,955,358)
Net increase	1,513,296	$16,762,635	2,777,041	$28,508,192
Class R6 shares
Sold	175,477	$1,946,958	282,827	$2,891,202
Distributions reinvested	19,040	208,061	25,798	266,640
Repurchased	(52,199)	(571,765)	(198,799)	(2,055,695)
Net increase	142,318	$1,583,254	109,826	$1,102,147
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	22

Lifestyle Blend Moderate Portfolio , Cont’d	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	913,648	$10,116,844	3,071,656	$31,691,487
Distributions reinvested	476,633	5,213,081	742,639	7,673,238
Repurchased	(2,398,063)	(26,548,192)	(3,146,551)	(32,484,249)
Net increase (decrease)	(1,007,782)	$(11,218,267)	667,744	$6,880,476
Total net increase	647,832	$7,127,622	3,554,611	$36,490,815

Lifestyle Blend Conservative Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,757,206	$28,351,575	4,414,333	$43,563,700
Distributions reinvested	232,247	2,369,561	317,307	3,111,344
Repurchased	(1,682,491)	(17,287,280)	(2,931,855)	(28,744,748)
Net increase	1,306,962	$13,433,856	1,799,785	$17,930,296
Class R6 shares
Sold	111,591	$1,147,694	370,355	$3,670,620
Distributions reinvested	17,140	174,844	21,108	206,318
Repurchased	(16,845)	(172,885)	(345,906)	(3,324,789)
Net increase	111,886	$1,149,653	45,557	$552,149
Class 1 shares
Sold	1,741,303	$17,908,620	2,863,718	$28,042,052
Distributions reinvested	419,765	4,285,536	717,550	7,025,483
Repurchased	(1,639,992)	(16,896,925)	(3,879,247)	(38,192,001)
Net increase (decrease)	521,076	$5,297,231	(297,979)	$(3,124,466)
Total net increase	1,939,924	$19,880,740	1,547,363	$15,357,979
Affiliates of the Trust owned 100% of shares of Class 1 on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2025:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Lifestyle Blend Aggressive Portfolio	$901,321	$69,407,784	$1,484,195	$56,908,198
Lifestyle Blend Growth Portfolio	8,386,184	127,865,920	9,204,800	122,608,387
Lifestyle Blend Balanced Portfolio	15,090,725	122,070,223	16,784,450	129,006,075
Lifestyle Blend Moderate Portfolio	6,382,805	41,263,620	6,183,252	34,098,779
Lifestyle Blend Conservative Portfolio	7,526,410	39,805,665	6,114,294	21,784,501
Note 7—Investment in affiliated underlying funds
Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At February 28, 2025, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Lifestyle Blend Growth Portfolio	John Hancock Funds II International Strategic Equity Allocation Fund	7.6%
Lifestyle Blend Growth Portfolio	John Hancock Funds II U.S. Sector Rotation Fund	7.1%
Lifestyle Blend Balanced Portfolio	John Hancock Funds II International Strategic Equity Allocation Fund	5.5%
Lifestyle Blend Balanced Portfolio	John Hancock Funds II U.S. Sector Rotation Fund	5.4%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
23	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Lifestyle Blend Aggressive Portfolio
Bond	706,316	$3,835,046	$7,960,667	$(2,063,905)	$(69,657)	$(42,127)	$188,772	—	$9,620,024
Emerging Markets Debt	414,511	2,926,623	1,155,278	(836,821)	(4,164)	33,719	95,065	—	3,274,635
High Yield	533,635	1,463,311	657,770	(482,556)	(1,293)	1,029	48,001	—	1,638,261
International Strategic Equity Allocation	15,041,108	153,335,041	10,180,662	(5,729,326)	179,717	(4,095,564)	4,283,702	—	153,870,530
John Hancock Collateral Trust*	11,469	177,774	77,306,918	(77,369,545)	(416)	1	1,979	—	114,732
U.S. Sector Rotation	16,563,976	186,728,322	19,166,618	(6,737,293)	1,226,069	3,684,465	1,827,474	$3,824,931	204,068,181
					$1,330,256	$(418,477)	$6,444,993	$3,824,931	$372,586,363
Lifestyle Blend Growth Portfolio
Bond	4,680,104	$55,049,056	$12,949,825	$(3,614,231)	$(79,767)	$(561,862)	$1,399,879	—	$63,743,021
Emerging Markets Debt	3,275,916	29,256,720	2,023,866	(5,640,761)	113,995	125,915	862,731	—	25,879,735
High Yield	5,804,504	16,105,749	2,651,982	(943,547)	(3,157)	8,799	527,804	—	17,819,826
International Strategic Equity Allocation	25,223,723	264,447,658	14,829,936	(14,485,850)	602,536	(7,355,592)	7,280,743	—	258,038,688
John Hancock Collateral Trust*	117,341	22,094,336	166,908,435	(187,838,976)	8,798	1,253	7,724	—	1,173,846
U.S. Sector Rotation	29,344,500	337,336,488	28,696,456	(13,362,608)	2,412,688	6,441,218	3,300,546	$6,908,092	361,524,242
					$3,055,093	$(1,340,269)	$13,379,427	$6,908,092	$728,179,358
Lifestyle Blend Balanced Portfolio
Bond	9,900,737	$123,921,169	$14,987,337	$(2,673,310)	$(41,336)	$(1,345,825)	$3,012,026	—	$134,848,035
Emerging Markets Debt	6,601,878	55,763,660	2,680,029	(6,809,406)	149,603	370,947	1,669,047	—	52,154,833
High Yield	11,687,661	36,729,540	2,040,986	(2,866,091)	(10,194)	(13,120)	1,162,665	—	35,881,121
International Strategic Equity Allocation	18,515,230	201,331,819	11,401,876	(18,208,112)	742,500	(5,857,277)	5,507,216	—	189,410,806
John Hancock Collateral Trust*	120	26,033,176	117,502,392	(143,546,784)	10,507	1,913	20,829	—	1,204
U.S. Sector Rotation	22,123,738	253,758,056	23,074,941	(10,911,213)	2,006,078	4,636,589	2,464,307	$5,157,833	272,564,451
					$2,857,158	$(2,206,773)	$13,836,090	$5,157,833	$684,860,450
Lifestyle Blend Moderate Portfolio
Bond	4,986,969	$65,277,647	$6,335,766	$(2,937,737)	$(93,690)	$(659,462)	$1,553,710	—	$67,922,524
Emerging Markets Debt	3,204,586	25,274,186	2,368,219	(2,598,095)	46,802	225,115	777,026	—	25,316,227
High Yield	5,677,993	17,184,193	1,306,451	(1,055,948)	(4,958)	1,702	549,922	—	17,431,440
International Strategic Equity Allocation	3,815,467	41,086,231	3,743,168	(4,807,526)	239,902	(1,229,544)	1,122,618	—	39,032,231
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	24

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	6,365	$59,120	$69,003,249	$(69,004,104)	$5,407	$2	$1,599	—	$63,674
U.S. Sector Rotation	4,462,572	52,568,691	5,043,211	(4,068,831)	783,930	651,892	516,093	$1,080,190	54,978,893
					$977,393	$(1,010,295)	$4,520,968	$1,080,190	$204,744,989
Lifestyle Blend Conservative Portfolio
Bond	5,275,826	$67,905,094	$7,869,984	$(3,151,859)	$(103,057)	$(663,410)	$1,621,968	—	$71,856,752
Emerging Markets Debt	3,392,189	25,587,324	3,640,261	(2,721,430)	39,683	252,457	802,602	—	26,798,295
High Yield	6,028,764	17,296,653	2,153,695	(943,702)	(2,935)	4,594	565,628	—	18,508,305
International Strategic Equity Allocation	1,267,698	13,404,740	1,340,866	(1,472,170)	81,541	(386,422)	358,508	—	12,968,555
John Hancock Collateral Trust*	1,933	475,664	63,549,973	(64,007,488)	1,177	11	12,626	—	19,337
U.S. Sector Rotation	1,484,510	16,665,707	2,684,802	(1,527,078)	290,031	175,698	164,259	$343,797	18,289,160
					$306,440	$(617,072)	$3,525,591	$343,797	$148,440,404

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—New accounting pronouncement
In this reporting period, the portfolios adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect each portfolio’s financial position or the results of its operations. The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
25	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Lifestyle Blend Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4278746	MILSA2/25
4/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 9, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	April 9, 2025